Shareholders' Equity - Summary of Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Number of ordinary nominative shares	172,993,479	184,813,974
Par value	$ 0.0001	$ 0.0001
Total issued capital	$ 17	$ 18